Organization and Principal Activities - Schedule of VIEs' Reported Consolidated Statements of Operations and Comprehensive Income (Details) - USD ($)	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Cost of revenues	$ 123	$ 654,979	$ 729,752
Total operating expenses	1,993,959	15,753,432	3,782,029
Net loss / (income)	(61,995,758)	(3,818,737)	24,048,184
Variable Interest Entity [Member]
Revenues	1,366,417	14,402,329	25,116,139
Cost of revenues	123	654,979	729,752
Total operating expenses	784,840	12,329,417	3,477,939
Net loss / (income)	$ 53,859,306	$ 1,530,958	$ 24,268,121